Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of other payables and other current liabilities

	2019	2018
Accrued salaries and social welfare	$663,929	$337,599
Accrued expenses	572,932	388,572
Reimbursed employee's expense	27,460	50,228
Deposits from customers	253,014	198,907
Others	13,138	1,813
Total accrued expenses and other current liabilities	$1,530,473	$977,119